Offerings - Offering: 1	Aug. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common Stock, $0. 0001 par value per share
Amount Registered | shares	13,131,708
Proposed Maximum Offering Price per Unit	1.66
Maximum Aggregate Offering Price	$ 21,798,635.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,010.04
Offering Note	(A) Represents the number of shares of Class A common stock, par value $0.0001 per share ("Common Stock") of Enhanced Group Inc. that will be offered for resale by the selling securityholders named in this registration statement (the "Registration Statement"). Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), the Registration Statement shall also cover any additional shares of Common Stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (B) The amount registered consists of (i) 6,704,973 shares of Common Stock and (ii) 6,426,735 shares of Common Stock issuable upon the exercise of PIPE Warrants to purchase shares of Common Stock held by the selling securityholders. (C) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low sales price of the Common Stock as reported on the New York Stock Exchange on August 19, 2026, a date within five business days prior to the filing of the Registration Statement.